MORTGAGE SERVICING RIGHTS	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights
MORTGAGE SERVICING RIGHTS

NOTE 5 - MORTGAGE SERVICING RIGHTS

Loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were approximately $78,483,000 and $68,332,000 at December 31, 2011 and 2010, respectively.

The carrying amount of servicing rights recorded on loans serviced for others was approximately $651,000 and $601,000, respectively, at December 31, 2011 and 2010, which approximated their fair value. The fair value of servicing rights at December 31, 2011 was determined using a discount rate of 9.00%, monthly prepayment speeds ranging from 252% to 694%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually. The fair value of servicing rights at December 31, 2010 was determined using a discount rate of 8.00%, monthly prepayment speeds ranging from 178% to 833%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually. The ancillary income and cost to service assumptions include projected loan defaults.

The following summarizes the activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances:

	Year Ended
	December 31,
	2011	2010
Balance, beginning	$601,325	$680,776
Mortgage servicing rights capitalized	228,211	194,048
Mortgage servicing rights amortized	(138,900)	(216,908)
Provision for loss in fair value	(39,227)	(56,591)

Balance, ending	$651,409	$601,325

Valuation allowances:

Balance, beginning	$165,811	$109,220
Additions	39,227	56,591

Balance, ending	$205,038	$165,811

Estimated future amortization expense on mortgage servicing rights is as follows:

Year Ending December 31,	Amount
2012	$140,723
2013	122,872
2014	102,606
2015	69,095
2016	35,475
Thereafter	180,638

$651,409